Annual Total Returns (Bar Chart) (Invesco International Allocation Fund, Class Institutional, Invesco International Allocation Fund)	12 Months Ended
May 02, 2011
Invesco International Allocation Fund | Class Institutional, Invesco International Allocation Fund
Annual Total Returns
'06	26.64%
'07	10.66%
'08	(44.11%)
'09	38.90%
'10	12.37%